RETIREMENT PLANS (Details) - ConnectM Before Business Combination	12 Months Ended
Dec. 31, 2023 USD ($)
RETIREMENT PLANS
Matching contribution percent	100.00%
Employees compensation percentage	3.00%
Contribution cost	$ 77,138
Minimum
RETIREMENT PLANS
Employee contribution percentage	1.00%
Maximum
RETIREMENT PLANS
Employee contribution percentage	100.00%